DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2020
DUE TO RELATED PARTIES
10- DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	December 31,	December 31,
	2020	2019
Mr. Jun Wang (1)	$-	$88,941
Mr. Yang Wang (2)	91,951	4,911
Total	$91,951	$93,852

(1)	Mr. Jun Wang owns 37.81% of Yubo Beijing capital stock and is the chief executive officer and a director of Platinum and Yubo Beijing.

(2)	Mr. Yang Wang owns 23.64% of Yubo Beijing capital stock and is a director of Platinum and Yubo Beijing.

The due to related parties payables are noninterest bearing and are due on demand.